Summary of Significant Accounting Policies (Details) - Schedule of disaggregated revenue - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 19, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues
Total services	$ 138,066			$ 766,927	$ 612,862	$ 1,213,026	$ 3,379,655	$ 4,201,414
Sales of parts and equipment	$ 141,861			$ 316,976	324,189	$ 605,047	3,322,944	2,178,611
Total revenue		$ 1,185,980	$ 3,352,618		$ 6,616,984		6,702,599	6,380,025
Trucking [Member]
Revenues
Total services							923,398	1,579,660
Waste Hauling and Pumping [Member]
Revenues
Total services							1,588,010	1,901,314
Repairs [Member]
Revenues
Total services							464,475	377,004
Other [Member]
Revenues
Total services							$ 403,772	$ 343,436